PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Interest-earning deposits with subsidiary bank	$ 328	$ 301
Other assets	1,354	277
TOTAL ASSETS	351,609	335,723
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	1,122	1,035
Stockholders' equity	33,043	33,085	$ 32,043	$ 31,788
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	351,609	335,723
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	1,719	2,161
Investment in subsidiary bank	31,232	30,837
Other assets	99	93
TOTAL ASSETS	33,050	33,091
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	7	6
Stockholders' equity	33,043	33,085
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 33,050	$ 33,091